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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06590

Invesco Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 5/31/16

Item 1. Schedule of Investments.

Invesco Value Municipal Income Trust Quarterly Schedule of Portfolio Holdings May 31, 2016

invesco.com/us	MS-CE-VMINC-QTR-1	05/16	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–151.29%(a)

Alabama–3.40%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB (b)	5.00%	11/15/2046	$4,500	$5,368,590
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (c)	5.00%	09/01/2039	1,095	1,283,636
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (c)	5.00%	09/01/2044	1,095	1,278,336
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (c)	5.25%	07/01/2030	3,600	4,118,148
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (b)(c)	5.00%	01/01/2036	8,575	9,809,371
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (c)	5.00%	08/01/2037	2,000	2,262,480
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (b)	5.00%	09/01/2046	2,400	3,127,392
				27,247,953
Alaska–0.55%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/2041	3,825	4,421,356
Arizona–4.07%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (c)	5.00%	03/01/2041	2,065	2,291,861
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/2042	4,450	4,906,792
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,905	2,213,038
Arizona (State of); Series 2008 A, COP (d)(e)	5.00%	03/01/2018	1,995	2,141,094
Series 2008 A, COP (d)(e)	5.00%	03/01/2018	1,605	1,722,534
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	1,000	1,123,200
Series 2010, RB	5.13%	05/15/2040	1,000	1,127,950
Mesa (City of); Series 2013, Excise Tax RB (b)	5.00%	07/01/2032	7,600	8,976,208
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	435	513,935
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,665	2,991,436
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/2033	1,000	1,018,070
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2032	1,050	1,220,467
Series 2014 A, Hospital RB	5.25%	08/01/2032	2,000	2,364,220
				32,610,805
California–22.48%
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (c)	5.00%	12/01/2024	3,145	3,339,801
Alameda Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2036	1,845	2,206,952
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(g)	0.00%	08/01/2035	3,010	1,520,471
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(g)	0.00%	08/01/2036	2,675	1,296,225
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2026	2,720	2,198,250
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	5,270	3,543,074
California (State of) Department of Water Resources; Series 2008 H, Power Supply RB (d)(e)	5.00%	05/01/2018	4,360	4,720,223
Series 2008 H, Power Supply RB (INS-AGM) (c)	5.00%	05/01/2022	1,740	1,877,321
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB (b)	5.00%	11/15/2036	4,750	5,351,492

See accompanying notes which are an integral part of this schedule.

                                 Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2027	$1,190	$1,339,024
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2030	1,400	1,571,150
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2037	3,075	3,412,758
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/2040	3,000	3,363,060
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	755	847,880
Series 2016 A, RB (f)	5.00%	12/01/2046	1,275	1,416,997
California (State of); Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	2,410	2,812,012
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	4,135	5,003,061
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	1,800	2,145,780
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges RB (b)(d)(e)	5.00%	01/01/2028	6,800	9,061,680
Series 2003 A, First Lien Bay Area Toll Bridges RB (b)(d)(e)	5.00%	01/01/2028	3,300	4,397,580
Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (d)(e)	5.00%	01/01/2028	4,500	5,839,605
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (c)(g)	0.00%	08/01/2029	1,360	935,449
Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2043	2,120	810,688
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2044	1,090	400,106
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2045	6,270	2,208,357
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2048	4,610	1,439,611
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/2036	4,440	5,101,072
Eastern Municipal Water District; Series 2006 A, Water & Sewer Revenue COP (INS-NATL) (c)	5.00%	07/01/2032	5,000	5,018,750
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	4,155	2,546,226
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2032	3,165	1,845,353
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	3,955	3,987,510
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	4,825	4,856,652
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	3,360	3,360,034
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	3,200	3,811,712
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (c)	5.00%	06/01/2031	2,000	2,005,840
Long Beach (City of); Series 1998 A, Ref. Harbor RB (INS-NATL) (c)(h)	6.00%	05/15/2018	9,000	9,869,310
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/2040	2,000	2,271,000
Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB (b)	5.00%	07/01/2043	6,240	7,405,507
Series 2012-B, Waterworks RB (b)	5.00%	07/01/2043	9,805	11,636,378
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/2029	1,000	1,313,150
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(g)	0.00%	08/01/2034	1,665	902,447
Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(g)	0.00%	08/01/2035	300	155,736
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (c)(g)	0.00%	08/01/2029	3,350	2,194,585
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	2,400	1,753,080
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(g)	0.00%	08/01/2034	3,825	2,073,188
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(g)	0.00%	08/01/2035	4,120	2,138,774
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(g)	0.00%	08/01/2036	300	149,607
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(g)	0.00%	08/01/2037	1,785	856,407
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	7,840	5,521,477
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	8,475	5,366,963
Regents of the University of California; Series 2013 AI, General RB (b)	5.00%	05/15/2033	6,000	7,258,620

See accompanying notes which are an integral part of this schedule.

                                 Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2006, RB (INS-NATL) (c)	5.00%	12/01/2036	$655	$657,502
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(g)	0.00%	09/01/2030	1,600	1,045,024
San Juan Unified School District (Election of 2002); Series 2010, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	08/01/2030	1,525	1,753,491
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	595	689,141
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. Special Tax RB	5.00%	09/01/2031	2,450	2,906,214
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2033	11,350	6,198,462
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(g)	0.00%	08/01/2022	525	467,240
				180,175,059
Colorado–3.46%
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (b)	5.50%	01/01/2035	8,100	9,843,849
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	3,000	3,475,710
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (c)	5.00%	12/01/2030	4,000	4,043,920
Series 2006, Ref. Sr. RB (INS-SGI) (c)	5.00%	12/01/2035	1,500	1,515,090
University of Colorado; Series 2013 A, Enterprise RB (b)	5.00%	06/01/2043	7,500	8,860,875
				27,739,444
Connecticut–0.47%
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 K-2, RB (INS-NATL) (c)	5.00%	07/01/2025	2,000	2,154,380
Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University); Series 2016, RB (d)(e)	5.00%	07/01/2018	265	287,976
Series 2016, RB (d)(e)	5.00%	07/01/2018	1,195	1,298,607
Series 2016, RB (INS-NATL) (c)	5.00%	07/01/2024	10	10,785
Series 2016, RB (INS-NATL) (c)	5.00%	07/01/2027	30	32,207
				3,783,955
District of Columbia–7.00%
District of Columbia, Series 2014 C, Unlimited Tax GO Bonds (b)	5.00%	06/01/2034	3,030	3,676,481
Series 2014 C, Unlimited Tax GO Bonds (b)	5.00%	06/01/2035	6,060	7,338,054
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	1,000	1,006,460
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB (d)(e)	5.00%	10/01/2018	2,520	2,764,465
Series 2008 A, Ref. Public Utility Sub. Lien RB (d)(e)	5.00%	10/01/2018	625	685,631
Series 2013 A, Sub. Lien Public Utility RB (b)	5.00%	10/01/2044	6,000	7,131,840
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (c)	5.00%	02/01/2031	6,860	6,898,210
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2026	3,260	3,516,725
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2027	3,260	3,510,661
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2028	6,520	7,001,111
Series 2009 A, Sec. Income Tax RB (b)	5.25%	12/01/2027	5,100	5,809,002
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,155	6,763,422
				56,102,062
Florida–9.70%
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,189,300
Broward (County of); Series 2015 A, Airport System RB (h)	5.00%	10/01/2045	2,070	2,388,366

See accompanying notes which are an integral part of this schedule.

                                 Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (INS-AGM) (c)	5.00%	10/01/2041	$4,130	$4,789,974
Series 2011 A, Ref. Water & Sewer RB (INS-AGM) (c)	5.00%	10/01/2031	1,500	1,693,290
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2021	4,890	5,723,060
Series 2015 A-1, RB	5.00%	06/01/2022	6,000	7,097,220
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/2035	2,250	2,656,823
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,250	1,499,737
Florida (State of) Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (d)(e)	5.00%	10/01/2018	3,580	3,923,787
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.13%	11/15/2032	4,000	4,474,960
Series 2012, RB	5.50%	11/15/2032	1,100	1,254,352
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	820	935,423
Miami Beach (City of); Series 2000, Water & Sewer RB (INS-AMBAC) (c)	5.75%	09/01/2025	865	893,242
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds (d)(e)	6.00%	07/01/2018	2,000	2,215,980
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (c)	5.00%	07/01/2035	3,415	3,893,954
Miami-Dade (County of); Series 2005 A, Sub. Special Obligation RB (INS-NATL) (c)	5.00%	10/01/2030	1,000	1,052,350
Series 2010, Water & Sewer System RB (INS-AGC) (c)	5.00%	10/01/2039	4,500	5,136,930
Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/2028	2,000	2,314,920
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,000	1,176,300
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2035	1,575	1,837,379
Orange (County of); Series 2012 B, Ref. Sales Tax RB (b)	5.00%	01/01/2031	7,500	8,817,300
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2043	2,030	2,223,743
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014, RB	6.00%	06/01/2021	500	524,400
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (c)	5.50%	10/01/2023	3,050	3,502,071
Series 2011, Ref. RB (b)	5.00%	10/01/2031	2,790	3,260,589
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (c)	5.00%	09/01/2029	3,000	3,234,150
				77,709,600
Georgia–1.72%
Atlanta (City of); Series 2010 A, General Airport RB (INS-AGM) (c)	5.00%	01/01/2035	5,390	6,045,694
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	510	588,759
Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (d)(e)	5.00%	07/01/2017	3,100	3,244,801
Private Colleges & Universities Authority (Mercer University); Series 2012 A, RB	5.00%	10/01/2032	1,220	1,381,784
Series 2012 A, RB	5.25%	10/01/2027	2,170	2,511,645
				13,772,683
Hawaii–2.51%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	3,000	3,571,200
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP (h)	5.00%	08/01/2028	1,775	2,057,722
Hawaii (State of); Series 2015 A, Airport System RB (h)	5.00%	07/01/2045	2,055	2,363,743
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds (b)	5.00%	11/01/2029	10,000	12,103,800
				20,096,465
Idaho–1.48%
Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2010, RB (INS-AGM) (c)	5.00%	07/01/2035	5,000	5,541,750

See accompanying notes which are an integral part of this schedule.

                                 Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–(continued)
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (d)(e)	5.25%	07/15/2018	$2,500	$2,734,200
Series 2008 A, Grant & RAB (d)(e)	5.25%	07/15/2018	3,310	3,620,081
				11,896,031
Illinois–15.21%
Bourbonnais (Village of) (Olivet Nazarene University); Series 2013, Industrial Project RB	5.00%	11/01/2044	630	678,365
Series 2013, Industrial Project RB	5.50%	11/01/2042	1,000	1,111,510
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (h)	5.50%	01/01/2031	2,280	2,680,664
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2025	1,550	1,830,224
Series 2014 A, Ref. Second Lien RB (h)	5.00%	01/01/2041	1,100	1,237,082
Chicago (City of) (O’Hare International Airport); Series 2015 C, RB (h)	5.00%	01/01/2046	790	894,067
Series 2015 D, RB	5.00%	01/01/2046	555	646,653
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (c)	5.25%	06/01/2025	775	819,043
Series 2008, Capital Grant Receipts RB (INS-AGC) (c)	5.25%	06/01/2026	3,105	3,276,955
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/2036	7,490	8,278,622
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,270	3,676,526
Chicago (City of); Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (c)	5.56%	01/01/2021	2,000	2,027,580
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (c)	5.58%	01/01/2022	2,000	2,027,600
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	630	632,961
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	2,395	2,398,113
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/2037	5,705	5,770,322
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	315	315,409
Series 2008, Ref. Second Lien Water RB (INS-AGM) (c)	5.00%	11/01/2027	940	1,001,937
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (c)	5.00%	01/01/2030	1,000	1,115,330
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	765	863,471
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,145	3,181,293
Cook (County of) Forest Preserve District; Series 2012 B, Ref. Limited Tax GO Bonds (b)	5.00%	12/15/2032	2,460	2,742,826
Series 2012 B, Ref. Limited Tax GO Bonds (b)	5.00%	12/15/2037	2,460	2,725,582
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/2024	210	222,272
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/2027	1,845	1,946,235
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/2028	305	321,244
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,250	1,403,762
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.50%	05/15/2027	2,000	2,177,420
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/2024	2,100	2,340,870
Series 2009 B, RB	5.75%	08/15/2030	2,000	2,308,120
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,205	2,547,040
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/2033	1,430	1,602,201
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,940	2,256,783
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/2029	2,000	2,246,320
Series 2010 A, Ref. RB	6.00%	08/15/2038	1,165	1,304,229
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/2052	3,720	4,334,470
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, Ref. Dedicated State Tax RB (d)(e)	5.30%	06/15/2017	1,545	1,634,162
Series 2002, Ref. Dedicated State Tax RB (INS-NATL) (c)	5.30%	06/15/2018	1,455	1,536,349
Series 2012 B, RB (b)	5.00%	12/15/2028	8,625	9,492,503

See accompanying notes which are an integral part of this schedule.

                                 Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (c)(g)	0.00%	12/15/2029	$2,500	$1,543,425
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (c)	5.25%	06/15/2031	1,060	1,214,559
Series 2014, Ref. RB (INS-AGM) (c)	5.25%	06/15/2032	965	1,102,030
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (b)	5.00%	01/01/2038	12,300	14,075,382
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,135	1,208,196
Series 2013, Unlimited Tax GO Bonds (INS-AGM) (c)	5.25%	07/01/2029	1,880	2,131,412
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,000	1,075,680
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,000	1,072,860
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	1,100	1,207,459
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	4,090	4,797,365
Regional Transportation Authority; Series 1999, Ref. RB (INS-AGM) (c)	5.75%	06/01/2021	4,000	4,838,840
				121,873,323
Indiana–3.41%
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (h)	5.00%	09/01/2046	1,310	1,414,577
Series 2014, RB (h)	5.25%	09/01/2034	765	862,507
Series 2014, RB (h)	5.25%	09/01/2040	2,270	2,507,873
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (h)	5.00%	07/01/2040	3,365	3,696,856
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2035	500	555,955
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2048	510	555,273
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	3,325	3,517,185
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	1,590	1,890,796
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (b)	5.00%	02/01/2030	9,000	10,517,400
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (h)	6.75%	01/01/2034	1,500	1,848,030
				27,366,452
Iowa–2.54%
Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (b)(i)	5.00%	06/01/2025	5,140	5,734,287
Series 2009 A, Special Obligation RB (b)(i)	5.00%	06/01/2026	3,850	4,343,685
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	2,215	2,286,323
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,055	1,054,926
Iowa (State of); Series 2001, Vision Special Fund RB (INS-NATL) (c)	5.50%	02/15/2019	3,600	4,031,316
Series 2001, Vision Special Fund RB (INS-NATL) (c)	5.50%	02/15/2020	2,500	2,892,875
				20,343,412
Kansas–0.84%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2029	1,510	1,729,962
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,654,575
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (INS-BHAC) (c)	5.25%	09/01/2034	3,000	3,320,070
				6,704,607
Kentucky–2.61%
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,245	1,414,706
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,570	1,776,078
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.00%	06/01/2030	2,500	2,868,575
Series 2010 B, Ref. Hospital RB	6.38%	03/01/2040	1,585	1,828,836

See accompanying notes which are an integral part of this schedule.

                                 Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	$3,545	$3,940,587
Series 2009, Ref. RB (INS-AGC) (c)	5.25%	02/01/2028	455	502,238
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,164,690
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/2028	3,140	3,776,635
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	3,000	3,616,230
				20,888,575
Louisiana–1.84%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (INS-AGM) (c)	5.50%	10/01/2035	4,500	5,155,020
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB (h)	8.00%	07/01/2039	1,890	1,095,728
New Orleans (City of); Series 2014, Ref. Water System RB	5.00%	12/01/2044	650	744,276
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (c)	5.00%	12/01/2030	1,000	1,144,670
St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/2037	1,850	1,943,332
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	745	843,861
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,410	1,620,781
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,190	1,358,004
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	745	845,962
				14,751,634
Maryland–1.24%
Maryland (State of) Health & Higher Educational Facilities Authority (Lifebridge Health); Series 2015, Ref. RB	5.00%	07/01/2040	4,250	4,978,492
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,465	1,683,534
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2016, RB	5.00%	05/01/2046	2,710	3,259,507
				9,921,533
Massachusetts–3.25%
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (b)	5.50%	11/15/2036	15,820	17,676,793
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (b)(d)(e)	5.50%	07/01/2018	5,120	5,621,197
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB (INS-AGM) (c)	5.25%	08/01/2031	2,000	2,739,400
				26,037,390
Michigan–1.49%
Detroit (City of); Series 2006 C, Ref. Second Lien Water Supply System RB (INS-AGM) (c)	5.00%	07/01/2026	1,475	1,480,045
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/2044	1,095	1,205,048
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/2033	550	634,397
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	550	643,483
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,005	2,310,662
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (c)	5.00%	11/15/2025	760	832,124
Series 2008, Ref. General RB (INS-AGM) (c)	5.00%	11/15/2029	2,835	3,094,629
Western Michigan University Board of Trustees; Series 2008, General RB (d)(e)	5.00%	05/15/2018	1,575	1,704,229
				11,904,617

See accompanying notes which are an integral part of this schedule.

                                 Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–0.94%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	$825	$979,506
Series 2011 A, Ref. RB	5.50%	09/01/2025	1,445	1,706,877
Series 2011 A, Ref. RB	5.50%	09/01/2027	980	1,144,954
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, Senior Living Facilities RB	5.00%	09/01/2042	2,000	2,175,780
Series 2013 A, Senior Living Facilities RB	5.50%	09/01/2033	1,375	1,566,180
				7,573,297
Montana–0.29%
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (c)	5.75%	01/01/2031	2,000	2,342,180
Nebraska–1.26%
Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	4,690	5,294,869
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,122,920
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/2032	2,500	2,814,050
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	700	833,105
				10,064,944
Nevada–2.57%
Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB (INS-AGM) (c)	5.25%	07/01/2039	2,000	2,245,780
Clark (County of); Series 1992 B, Limited Tax GO Bonds (INS-AMBAC) (c)	6.50%	06/01/2017	4,000	4,230,360
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)(d)(e)	5.00%	06/01/2018	13,000	14,089,790
				20,565,930
New Jersey–4.25%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/2042	1,975	2,217,234
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (h)	5.38%	01/01/2043	2,000	2,312,640
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (c)	5.50%	09/01/2024	3,390	3,906,941
New Jersey (State of) Educational Facilities Authority (Rowan University); Series 2008 B, Ref. RB (INS-AGC) (c)	5.00%	07/01/2026	510	549,755
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (c)(g)	0.00%	12/15/2026	14,305	9,881,322
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	6,945	7,015,700
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	975	946,520
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	3,525	3,560,920
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	3,745	3,646,993
				34,038,025
New York–14.61%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB	6.38%	07/15/2043	3,000	3,461,430
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Solid Waste Disposal RB (f)(h)	5.00%	01/01/2035	1,600	1,749,136
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,815	2,814,859
Long Island Power Authority; Series 2011 A, Electric System General RB (INS-AGM) (c)	5.00%	05/01/2036	4,955	5,666,092
Series 2014 A, Ref. RB	5.00%	09/01/2044	2,870	3,345,932
Metropolitan Transportation Authority; Series 2010 D, RB	5.00%	11/15/2034	3,000	3,484,290
Series 2012 A, Ref. Dedicated Tax Fund RB (b)	5.00%	11/15/2027	10,000	12,103,900

See accompanying notes which are an integral part of this schedule.

                                 Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB (b)	5.00%	06/15/2045	$10,545	$12,270,795
New York (City of) Transitional Finance Authority; Series 2013, Sub. Future Tax Sec. RB (b)	5.00%	11/01/2038	4,500	5,374,800
Subseries 2012 E-1, Future Tax Sec. RB (b)	5.00%	02/01/2037	6,845	8,040,000
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/2038	1,465	1,731,982
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (c)	5.50%	05/15/2028	2,900	3,861,176
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (c)	5.50%	05/15/2029	2,455	3,316,116
New York (State of) Dormitory Authority (General Purpose); Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	1,000	1,179,110
New York (State of) Dormitory Authority (Mental Health Services); Series 2007, RB (INS-AGM) (c)	5.00%	02/15/2027	50	51,422
Series 2007 F, RB (d)(e)	5.00%	02/15/2017	450	463,955
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (c)	5.00%	08/01/2029	2,000	2,004,000
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (c)	5.50%	07/01/2031	1,040	1,372,706
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB (b)	5.00%	03/15/2040	4,840	5,763,085
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/2025	1,725	1,913,974
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/2029	4,545	5,287,926
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,620	1,945,345
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (b)	5.00%	12/15/2031	10,000	12,317,700
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	5,685	6,406,370
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (b)	5.00%	09/15/2040	4,900	5,767,055
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (h)	5.00%	07/01/2041	2,395	2,708,961
Series 2016 A, Special Facilities RB (h)	5.00%	07/01/2046	2,395	2,698,039
				117,100,156
North Carolina–2.19%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	6,840	8,148,697
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (h)	5.00%	06/30/2054	1,135	1,243,324
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB (b)	5.00%	06/01/2042	4,890	5,643,793
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. Heath Care Facilities RB	5.00%	06/01/2036	2,250	2,539,530
				17,575,344
Ohio–4.33%
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/2042	3,300	3,754,938
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (b)(c)	5.25%	02/15/2033	2,500	2,669,625
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,230	1,429,285
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,350	7,198,076
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	1,000	1,092,340
Cleveland (City of); Series 2008 B-2, Public Power System CAB RB (INS-NATL) (c)(g)	0.00%	11/15/2026	3,545	2,641,840
Series 2008 B-2, Public Power System CAB RB (INS-NATL) (c)(g)	0.00%	11/15/2028	3,845	2,672,313
Series 2008 B-2, Public Power System CAB RB (INS-NATL) (c)(g)	0.00%	11/15/2038	2,800	1,238,720

See accompanying notes which are an integral part of this schedule.

                                 Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	$2,000	$1,989,860
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	3,000	3,448,980
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (c)(h)	5.00%	12/31/2039	750	858,848
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 A, RB	5.70%	08/01/2020	1,350	1,483,650
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/2035	2,000	2,255,000
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (e)	5.88%	06/01/2016	1,980	1,980,000
				34,713,475
Oklahoma–0.14%
Comanche (County of) Hospital Authority; Series 2015, Ref. Hospital RB	5.00%	07/01/2022	1,000	1,099,340
Oregon–0.22%
Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.00%	05/01/2040	1,570	1,747,127
Pennsylvania–1.74%
Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2006 B, Ref. RB (e)	3.50%	06/01/2020	2,000	2,022,740
Montgomery (County of) Industrial Development Authority (Exelon Generation); Series 2001, Ref. RB (e)(h)	2.70%	04/01/2020	4,000	4,061,280
Pennsylvania (State of) Turnpike Commission; Subseries 2014 A-2, Sub. Conv. CAB RB (j)	5.13%	12/01/2039	1,500	1,207,815
Philadelphia (City of); Series 2009 B, Limited Tax GO Bonds (d)(e)	7.13%	07/15/2016	1,750	1,763,983
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (c)	5.13%	09/01/2023	4,500	4,891,725
				13,947,543
South Carolina–2.39%
Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (c)	5.75%	01/01/2034	7,410	8,774,255
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	4,450	5,233,868
South Carolina (State of) Ports Authority; Series 2015, RB (h)	5.25%	07/01/2050	3,240	3,724,088
Series 2015, RB (h)	5.25%	07/01/2055	1,260	1,442,612
				19,174,823
South Dakota–0.55%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,500	2,878,450
Series 2015, Ref. RB	5.00%	11/01/2045	1,345	1,561,222
				4,439,672
Tennessee–0.50%
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2012, Hospital RB	5.00%	08/15/2042	1,000	1,106,760
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS-AGM) (c)	5.25%	11/01/2030	2,475	2,921,218
				4,027,978
Texas–13.67%
Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds (b)	5.00%	08/15/2034	4,895	5,817,022
Amarillo Health Facilities Corp. (Baptist St. Anthony’s Hospital Corp.); Series 1998, RB (d)	5.50%	01/01/2017	5,075	5,219,993
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,490	1,759,437
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	2,000	2,301,520
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (d)(e)	5.00%	02/15/2018	2,285	2,449,451

See accompanying notes which are an integral part of this schedule.

                                 Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (b)	5.00%	11/01/2036	$3,305	$3,869,527
Series 2011 A, Sales & Use Tax RB (b)	5.00%	11/01/2041	3,000	3,490,470
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (c)	5.00%	11/15/2027	1,840	1,993,934
Series 2008, Thermal Utility RB (INS-AGC) (c)	5.25%	11/15/2024	2,160	2,359,130
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (c)(g)	0.00%	09/01/2026	3,975	2,961,653
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (c)(g)	0.00%	09/01/2027	5,015	3,561,653
Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (c)	4.50%	04/15/2027	225	237,677
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (c)	5.00%	04/15/2025	1,910	2,050,652
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (c)	5.00%	04/15/2026	1,330	1,420,746
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	5.00%	02/15/2042	2,700	2,944,566
Humble Independent School District; Series 2008 A, School Building Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	02/15/2026	285	304,158
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,230	1,296,260
Lower Colorado River Authority; Series 2002, Ref. & Improvement RB (INS-NATL) (c)	5.00%	05/15/2031	270	270,921
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/2019	1,450	1,655,610
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	1,000	1,174,040
North Texas Tollway Authority; Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (c)(g)	0.00%	01/01/2028	16,400	11,399,148
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (c)(g)	0.00%	01/01/2029	2,725	1,826,431
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (c)(g)	0.00%	01/01/2031	3,550	2,213,674
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,405	2,836,698
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (c)	5.00%	10/01/2032	2,265	2,513,765
Series 2011, Special Project RB (INS-AGM) (c)	5.00%	10/01/2037	2,475	2,746,829
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2036	3,075	1,397,434
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2037	4,010	1,736,490
Texas (State of) Transportation Commission; Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/2041	1,000	1,149,040
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (d)(g)	0.00%	08/15/2027	200	159,274
Series 2002 A, First Tier CAB RB (INS-BHAC) (c)(g)	0.00%	08/15/2027	6,800	5,151,952
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2033	5,000	5,869,300
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,370	6,754,010
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2028	3,025	3,458,936
Series 2012, Gas Supply RB	5.00%	12/15/2029	3,000	3,411,030
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,200	1,349,868
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,125	1,259,100
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (h)	7.00%	12/31/2038	1,250	1,579,125
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (b)(c)	5.00%	02/15/2033	2,500	2,665,250
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2024	1,920	2,056,186
Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2025	815	872,661
				109,544,621
Utah–1.40%
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (b)(d)(e)	5.00%	06/15/2018	10,325	11,193,333
Virgin Islands–0.34%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,500	2,738,925

See accompanying notes which are an integral part of this schedule.

                                 Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–2.49%
Richmond (City of) Metropolitan Authority; Series 2002, Ref. Expressway RB (INS-NATL) (c)	5.25%	07/15/2022	$3,000	$3,441,900
Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/2033	2,500	2,786,375
Roanoke (City of) Industrial Development Authority (Carilion Health System); Series 2005, Hospital RB (d)(e)	5.00%	07/01/2020	35	40,504
Series 2005 B, Hospital RB (INS-AGM) (c)	5.00%	07/01/2038	2,365	2,614,413
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (h)	5.50%	01/01/2042	3,355	3,858,384
Series 2012, Sr. Lien RB (h)	6.00%	01/01/2037	855	1,017,570
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB (h)	5.00%	07/01/2034	3,855	4,240,230
Series 2012, Sr. Lien RB (h)	5.00%	01/01/2040	1,810	1,987,941
				19,987,317
Washington–4.94%
Cowlitz (County of) Public Utility District No. 1; Series 2006, Production System RB (d)(e)	5.00%	09/01/2016	8,605	8,701,032
Series 2006, Production System RB (INS-NATL) (c)	5.00%	09/01/2031	1,395	1,408,824
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/2032	2,500	2,947,325
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	1,900	2,134,688
Washington (State of); Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (c)(g)	0.00%	12/01/2029	5,100	3,738,657
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/2029	8,995	10,077,458
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/2030	9,460	10,620,458
				39,628,442
West Virginia–0.57%
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB	5.38%	12/01/2038	4,000	4,541,120
Wisconsin–2.63%
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,608,050
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.50%	05/01/2034	2,000	2,149,800
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (b)	5.00%	03/01/2046	5,565	6,448,555
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.50%	04/01/2032	1,155	1,219,206
Series 2015, Ref. RB	5.75%	04/01/2035	815	881,333
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	4,235	4,785,296
				21,092,240
TOTAL INVESTMENTS(k)–151.29% (Cost $1,079,218,835)				1,212,482,788
FLOATING RATE NOTE OBLIGATIONS–(27.84)%
Notes with interest and fee rates ranging from 0.92% to 1.38% at 05/31/2016 and contractual maturities of collateral ranging from 06/01/2025 to 10/01/2052 (See Note 1D)(l)				(223,135,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(24.10)%				(193,100,000)
OTHER ASSETS LESS LIABILITIES–0.65%				5,190,645
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$801,438,433

See accompanying notes which are an integral part of this schedule.

                                 Invesco Value Municipal Income Trust

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
FTA	—Federal Transit Administration
GO	—General Obligation
INS	—Insurer

Jr.	—Junior
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
RAB	—Revenue Anticipation Bonds
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $21,454,793, which represented 2.68% of the Trust’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	10.1%

Assured Guaranty Corp.	5.2

(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2016. At May 31, 2016, the Trust’s investments with a value of $391,838,822 are held by TOB Trusts and serve as collateral for the $223,135,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1  —   Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without

                                 Invesco Value Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily

                                 Invesco Value Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2  —  Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2016, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3  —  Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2016 was $47,416,839 and $41,676,057, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$133,627,823
Aggregate unrealized (depreciation) of investment securities	(980,767)
Net unrealized appreciation of investment securities	$132,647,056
Cost of investments for tax purposes is $1,079,835,732.

                                 Invesco Value Municipal Income Trust

Item 2.	Controls and Procedures.

(a)	As of May 25, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 25, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.